PCX equities

05067913

1-32661

Cert Pac

VIA FACSIMILE AND U.S. MAIL
November 2, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Raser Technologies, Inc., Original Listing:
Common Stock, $0.01 par value per share

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. has received (on September 1, 2005) an application from the above-referenced issuer and has approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"), subject to official notice of issuance. The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

Enclosure

cc: Mr. Jonathan Reid, Vice President and General Counsel, Raser Technologies, Inc., 5152 North Edgewood Drive, Suite 375, Provo, UT 84067

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778